FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Financial risk management:

1)    Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and price risks), credit and interest risks, and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s results of operations and financial position.

Risk management is performed by the Chief Financial Officer of the Company who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer.

The Company’s finance department is responsible for carrying out financial risk management activities in accordance with policies approved by its board of directors (the “Board of Directors”). The Board of Directors provides general guidelines for overall financial risk management as well as policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash. In order to minimize market risk and credit risk, the Company has invested the majority of its cash balances in low-risk investments, such as (i) highly-rated bank deposits with terms of up to one-year term with exit points and (ii) a managed portfolio of selected corporate bonds comprised of a diversified mix of highly-rated bonds. No more than 10% of the total value of the Company’s corporate bonds portfolio is invested in a single bond issuer.

(a)   Market risks

The Company might be exposed to foreign exchange risk as a result of its payments to employees and service providers and investment of some liquidity in currencies other than the U.S. dollar (i.e., the Functional Currency). The Company manages the foreign exchange risk by aligning the currencies for holding liquidity with the currencies of expected expenses, based on the expected cash flows of the Company. Had the Functional Currency of the Company been stronger by 5% against the NIS, assuming all other variables remained constant, the Company would have recognized an additional expense of $58,,000 $56,000 and $78,000 in profit or loss for the years ended, December 31, 2018, 2017 and 2016, respectively. The foreign exchange risks associated with these balances are immaterial.

(b)   Credit and interest risks

Credit and interest risks arise from cash and cash equivalents, deposits with banks, financial assets at fair value through profit or loss, as well as receivables. A substantial portion of liquid instruments of the Company is invested in short-term deposits or corporate bonds in highly-rated banks. The Company estimates that since the liquid instruments are mainly invested for the short term and with highly-rated institutions, the credit and interest risks associated with these balances are low.

Credit risk is the risk that customers may fail to pay their debts. The Company manages credit risk by setting credit limits, performing controls and monitoring qualitative and quantitative indicators of trade receivable balances such as the period of credit taken and overdue payments. Customer credit risk also arises as a result of the concentration of the Company’s revenues with its largest customers. See also note 23b.

(c)   Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash or the availability of funding through an adequate amount of committed credit facilities. Management monitors rolling forecasts of the Company’s liquidity reserve (comprising of cash and cash equivalents, deposits and financial assets through profit or loss). This is generally carried out based on the expected cash flow in accordance with practice and limits set by the management of the Company.

As of December 31, 2018, the Company has generated revenues from commercialization and promotional activities; however, and as no sufficient revenue from the commercial operations was generated to compensate for operating expenses and as sales, royalties or commercialization revenues from the therapeutic candidates have not yet been generated, the Company is exposed to liquidity risk.

As of December 31, 2018, the Company’s non-derivative financial liabilities, include accounts payable, accrued expenses, and other current liabilities for a period of less than 1 year.

2)    Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, maintain optimal capital structure, and to reduce the cost of capital.

3)   Fair value estimation

The following is an analysis of financial instruments measured at fair value using valuation methods. The different levels have been defined as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);
•	inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and
•	inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3)

The fair value of financial instruments traded in active markets is based on quoted market prices at dates of the Statements of Financial Position. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to determine the fair value of an instrument are observable, then the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

The following table presents Company assets and liabilities measured at fair value:

	Level 1	Level 3	Total
	U.S. dollars in thousands
December 31, 2018:
Assets -
Financial assets at fair value through profit or loss	15,909	—	15,909
Liabilities -
Derivative financial instruments	—	344	344
December 31, 2017:
Assets -
Financial assets at fair value through profit or loss	16,587	—	16,587
Liabilities -
Derivative financial instruments	—	448	448

The following table presents the change in derivative liabilities measured at level 3 for the years ended December 31, 2018 and 2017:

	Derivative financial instruments
	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands
Balance at beginning of the year	448	6,155
Exercise of derivative into shares	—	(20)
Fair value adjustments recognized in profit or loss	(104)	(5,687)
Balance at end of the year	344	448

The fair value of the above-mentioned derivative financial instruments that are not traded in an active market is determined by using valuation techniques. The Company uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.

For more information regarding the derivative financial instruments, see note 16.